Expense Example - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025 USD ($)
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,753
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,397
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,753
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,397
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567